SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Millburn Multi Markets Trading L P [Member] - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Summary Of Significant Accounting Policies [Line Items]
Management Fees		$ 8,130,927	$ 6,579,624
U S Feeder [Member]
Summary Of Significant Accounting Policies [Line Items]
Management Fees		3,220,274	3,624,623
Financial Asset Portfolio Other [Member]
Summary Of Significant Accounting Policies [Line Items]
Management Fees	[1]	139,524	71,912
Cayman Feeder [Member]
Summary Of Significant Accounting Policies [Line Items]
Management Fees		$ 4,771,129	$ 2,883,089

[1]	Direct investors in the Partnership